Convertible Notes (Schedule Of Convertible Promissory Notes) (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Convertible note payable, net	$ 87,834	$ 129,187	$ 30,000
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Principal amount	87,834	250,000	30,000
Less: unamortized debt discount		120,813
Convertible note payable, net	$ 87,834	$ 129,187	$ 30,000